Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 285,217,584.79
Previously Paid Amount	0.00
Total Fee Amount	39,388.55
Total Offset Amount	0.00
Net Fee	$ 39,388.55